ORDINARY SHARES AND SERIES SEED PREFERRED SHARES (Details)				1 Months Ended			12 Months Ended
	Sep. 05, 2019 shares	Mar. 26, 2018 USD ($) shares	Mar. 26, 2018 CNY (¥) shares	Oct. 31, 2018 USD ($) $ / shares shares	Oct. 31, 2018 CNY (¥) shares	Sep. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Ordinary shares, authorized						5,000,000,000				444,721,650
Ordinary shares, par value (in dollars per share) | $ / shares										$ 0.0001
Consideration for repurchase of ordinary shares | ¥							¥ 4,202,335
Authorized share capital | $						$ 500,000
Niu Holding Inc.
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Number of ordinary shares repurchased		432,000	432,000
Consideration for repurchase of ordinary shares		$ 665,000	¥ 4,202,335
Share re-classified and re-designated as Class B ordinary shares (in shares)						14,027,020
ELLY Holdings
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Share re-classified and re-designated as Class B ordinary shares (in shares)						6,615,000
Ordinary shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Ordinary shares, authorized						50,000,000
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0001
Class A Ordinary Shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Ordinary shares, authorized						4,900,000,000		4,900,000,000	4,900,000,000
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Basis of converted preferred shares to each ordinary share						1
Share converted to Class A ordinary shares (in shares)						1
Ordinary shares, outstanding								130,174,878	128,032,038
Class A Ordinary Shares | IPO
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Number of newly issued ordinary shares under IPO				14,000,000	14,000,000
Public offering price (in dollars per share) | $ / shares				$ 4.5
Net proceeds after deducting underwriting commissions and discounts				$ 58,590,000	¥ 406,538,433
Class B Ordinary Shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Ordinary shares, authorized						50,000,000		50,000,000	50,000,000
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Share converted to Class A ordinary shares (in shares)	1,400,000
Basis of re-classified and re-designated to each Class B ordinary share						1
Ordinary shares, outstanding								19,242,020	20,642,020
Series Seed Preferred Shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Preferred Shares, par value (in dollars per share) | $ / shares						$ 0.0001				$ 0.0001
Basis of converted preferred shares to each ordinary share						1
Share converted to Class A ordinary shares (in shares)						30,000,000
Preferred shares, authorized										30,000,000
Series A1 Redeemable Convertible Preferred Shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Temporary equity value per share | $ / shares						$ 0.0001
Share converted to Class A ordinary shares (in shares)						16,666,667
Series A-2 Redeemable Convertible Preferred Shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Temporary equity value per share | $ / shares						$ 0.0001
Share converted to Class A ordinary shares (in shares)						3,608,247
Series A-3 Redeemable Convertible Preferred Shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Temporary equity value per share | $ / shares						$ 0.0001
Share converted to Class A ordinary shares (in shares)						15,122,765
Series B Preferred Shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Preferred shares, outstanding						5,137,859
Preferred Shares, par value (in dollars per share) | $ / shares						$ 0.0001
Share converted to Class A ordinary shares (in shares)						5,137,859